11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes Tables
Federal and state income tax expense
(In thousands)	2016	2015
Federal	$5,178	$2,845
State	812	886
Total current	5,990	3,731
Deferred
Federal	451	1,925
State	36	105
Total deferred	487	2,030
	$6,477	$5,761

Reconciliation of income tax benefit
(In thousands)	2016	2015
Expense computed at statutory rate of 35%	$6,953	$5,768
Effect of state income taxes, net of federal benefit	536	654
Tax exempt income	(867)	(712)
Other	(145)	51
	$6,477	$5,761

Components of net deferred tax assets/liabilities
(In thousands)	2016	2015
Deferred tax assets:
Allowance for loan losses	$2,922	$2,873
Recorded impairment of assets	1,119	982
Deferred compensation	1,291	1,015
Net unrealized loss on cash flow hedges	1,050	1,045
Net unrealized loss on available for sale securities	679	—
Other	579	1,600
Total deferred tax assets	7,640	7,515

Deferred tax liabilities:
Premises and equipment	(908)	(1,050)
Deferred loan costs	(1,525)	(1,396)
Prepaid expenses	(166)	(203)
Net unrealized gain on available for sale securities	—	(526)
Other	(200)	(222)
Total deferred tax liabilities	(2,799)	(3,397)
Net deferred tax assets	$4,841	$4,118